Pay vs Performance Disclosure - USD ($)	12 Months Ended				22 Months Ended	26 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 01, 2021	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Mr. Flanders ($)(1)	Summary Compensation Table Total for Mr. Soistman ($)(1)	Compensation Actually Paid to Mr. Flanders ($)(1)(2)(3)	Compensation Actually Paid to Mr. Soistman ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)	Company-Selected Measure: Adjusted EBITDA ($ Millions)(5)
							Company Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2023	—	4,994,258	—	6,739,181	1,933,990	2,348,983	9.08	118.93	(28.2)	14.1
2022	—	6,215,508	—	(190,934)	1,309,990	368,831	5.04	98.85	(88.7)	(41.7)
2021	8,691,031	10,645,998	(2,040,305)	5,509,412	2,054,705	(333,049)	26.54	175.90	(104.4)	(22.7)
2020	11,809,419	—	7,392,654	—	2,806,447	925,177	73.49	147.13	45.5	91.4

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote	Scott N. Flanders was our PEO for all of 2020 and during 2021 through November 1, 2021. Francis S. Soistman became our PEO on November 1, 2021 and was our PEO for the remainder of the year and through all of 2022 and 2023. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

Year	Non-PEO NEOs
2023	John J. Stelben	Roman V. Rariy	Gavin G. Galimi
2022	John J. Stelben	Christine A. Janofsky	Phillip A. Morelock	Roman V. Rariy	Gavin G. Galimi
2021	Derek N. Yung	Christine A. Janofsky	Phillip A. Morelock	Timothy C. Hannan	John E. Pierantoni
2020	Derek N. Yung	Gregg R. Ratkovic	Phillip A. Morelock	Timothy C. Hannan

Peer Group Issuers, Footnote	The peer group total shareholder return (“TSR”) set forth in this table reflects the TSR of the Research Data Group Internet Composite Index (“RDG Internet Composite Index”), which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the RDG Internet Composite Index, respectively. The Peer Group TSR amounts are revised from those reported in last year’s proxy statement due to a revised calculation methodology. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusion and inclusion of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Mr. Flanders:

Year	Summary Compensation Table Total Amount for Mr. Flanders ($)	Exclusion of Stock Awards and Option Awards for Mr. Flanders ($)	Inclusion of Equity Values for Mr. Flanders ($)	Compensation Actually Paid to Mr. Flanders ($)
2021	8,691,031	(5,591,170)	(5,140,166)	(2,040,305)
2020	11,809,419	(10,878,273)	6,461,508	7,392,654
Mr. Soistman:

Year	Summary Compensation Table Total Amount for Mr. Soistman ($)	Exclusion of Stock Awards and Option Awards for Mr. Soistman ($)	Inclusion of Equity Values for Mr. Soistman ($)	Compensation Actually Paid to Mr. Soistman ($)
2023	4,994,258	(2,990,000)	4,734,923	6,739,181
2022	6,215,508	(4,624,500)	(1,781,942)	(190,934)
2021	10,645,998	(10,108,505)	4,971,919	5,509,412
Non-PEO NEOs:

Year	Average Summary Compensation Table Total Amount for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,933,990	(1,187,917)	1,602,910	2,348,983
2022	1,309,990	(796,276)	(144,883)	368,831
2021	2,054,705	(1,778,196)	(609,558)	(333,049)
2020	2,806,447	(2,363,803)	482,533	925,177

Non-PEO NEO Average Total Compensation Amount	$ 1,933,990	$ 1,309,990	$ 2,054,705	$ 2,806,447
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,348,983	368,831	(333,049)	925,177
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusion and inclusion of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Mr. Flanders:

Year	Summary Compensation Table Total Amount for Mr. Flanders ($)	Exclusion of Stock Awards and Option Awards for Mr. Flanders ($)	Inclusion of Equity Values for Mr. Flanders ($)	Compensation Actually Paid to Mr. Flanders ($)
2021	8,691,031	(5,591,170)	(5,140,166)	(2,040,305)
2020	11,809,419	(10,878,273)	6,461,508	7,392,654
Mr. Soistman:

Year	Summary Compensation Table Total Amount for Mr. Soistman ($)	Exclusion of Stock Awards and Option Awards for Mr. Soistman ($)	Inclusion of Equity Values for Mr. Soistman ($)	Compensation Actually Paid to Mr. Soistman ($)
2023	4,994,258	(2,990,000)	4,734,923	6,739,181
2022	6,215,508	(4,624,500)	(1,781,942)	(190,934)
2021	10,645,998	(10,108,505)	4,971,919	5,509,412
Non-PEO NEOs:

Year	Average Summary Compensation Table Total Amount for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,933,990	(1,187,917)	1,602,910	2,348,983
2022	1,309,990	(796,276)	(144,883)	368,831
2021	2,054,705	(1,778,196)	(609,558)	(333,049)
2020	2,806,447	(2,363,803)	482,533	925,177

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return and Peer Group Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs and the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSRs for the Company and the RDG Internet Composite Index over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs and the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs and the average of Compensation Actually Paid to our Non-PEO NEOs, and our adjusted EBITDA during the four most recently completed fiscal years.
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*    Adjusted EBITDA was calculated by excluding the impact from preferred stock, provision for (benefit from) income taxes, depreciation and amortization, stock-based compensation expense, amortization of intangible assets, impairment, restructuring and other charges, interest expense, other income (expense), net, and other non-recurring charges from GAAP net income (loss) attributable to common stockholders. Other non-recurring charges to GAAP net income (loss) attributable to common stockholders may include transaction expenses in connection with capital raising transactions (whether debt, equity or equity-linked) and acquisitions, whether or not consummated, purchase price adjustments and the cumulative effect of a change in accounting principles. A reconciliation between GAAP net income (loss) attributable to common stockholders and adjusted EBITDA is included in Appendix A to this proxy statement.

Tabular List, Table

Most Important Performance Measures
GAAP Revenue
Operating Cash Outflow
Adjusted EBITDA

Total Shareholder Return Amount	$ 9.08	5.04	26.54	73.49
Peer Group Total Shareholder Return Amount	118.93	98.85	175.90	147.13
Net Income (Loss)	$ (28,200,000)	$ (88,700,000)	$ (104,400,000)	$ 45,500,000
Company Selected Measure Amount	14,100,000	(41,700,000)	(22,700,000)	91,400,000
PEO Name					Scott N. Flanders	Francis S. Soistman
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s PEO and Non-PEO NEOs. Instead, these amounts reflect amounts shown in the Summary Compensation Table with certain adjustments as described in footnote 3 below.We determined adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2023. This performance measure may not have been the most important financial performance measure for all prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EBITDA was calculated by excluding the impact from preferred stock, provision for (benefit from) income taxes, depreciation and amortization, stock-based compensation expense, amortization of intangible assets, impairment, restructuring and other charges, interest expense, other income (expense), net, and other non-recurring charges from GAAP net income (loss) attributable to common stockholders. Other non-recurring charges to GAAP net income (loss) attributable to common stockholders may include transaction expenses in connection with capital raising transactions (whether debt, equity or equity-linked) and acquisitions, whether or not consummated, purchase price adjustments and the cumulative effect of a change in accounting principles. A reconciliation between GAAP net income (loss) attributable to common stockholders and adjusted EBITDA is included in Appendix A to this proxy statement.
Equity Awards Adjustments, Footnote
The amounts in the Inclusion of Equity Values columns in the tables above (or in the case of the Non-PEO NEOs, the Average Inclusion of Equity Values column) are derived from the amounts set forth in the following tables:
Mr. Flanders:

Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Outstanding and Unvested as of Last Day of Year for Mr. Flanders ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards for Mr. Flanders ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Flanders ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested during Year for Mr. Flanders ($)	Fair Value as of Last Day of Prior Year of Equity Awards Forfeited During Year for Mr. Flanders ($)	Total - Inclusion of Equity Values for Mr. Flanders ($)
2021	—	—	—	22,499	(5,162,665)	(5,140,166)
2020	5,595,151	(159,187)	—	1,025,544	—	6,461,508
Mr. Soistman:

Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Outstanding and Unvested as of Last Day of Year for Mr. Soistman ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards for Mr. Soistman ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Soistman ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested during Year for Mr. Soistman ($)	Fair Value as of Last Day of Prior Year of Equity Awards Forfeited During Year for Mr. Soistman ($)	Total - Inclusion of Equity Values for Mr. Soistman ($)
2023	2,425,250	846,511	373,594	1,089,568	—	4,734,923
2022	2,178,000	(3,653,520)	444,750	(751,172)	—	(1,781,942)
2021	4,936,182	—	35,737	—	—	4,971,919
Non-PEO NEOs:

Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Outstanding and Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested during Year for Non-NEO PEOs ($)	Average Fair Value as of Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,332,983	64,218	259,881	78,818	(132,990)	1,602,910
2022	189,173	—	18,673	(58,256)	(294,473)	(144,883)
2021	289,549	(247,149)	—	(70,904)	(581,054)	(609,558)
2020	858,408	(339,948)	—	(35,927)	—	482,533

Measure:: 1
Pay vs Performance Disclosure
Name	GAAP Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Cash Outflow
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Soistman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,994,258	$ 6,215,508	$ 10,645,998
PEO Actually Paid Compensation Amount	6,739,181	(190,934)	5,509,412
Flanders [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			8,691,031	$ 11,809,419
PEO Actually Paid Compensation Amount			(2,040,305)	7,392,654
PEO | Soistman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,990,000)	(4,624,500)	(10,108,505)
PEO | Soistman [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,734,923	(1,781,942)	4,971,919
PEO | Soistman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,425,250	2,178,000	4,936,182
PEO | Soistman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	846,511	(3,653,520)	0
PEO | Soistman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	373,594	444,750	35,737
PEO | Soistman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,089,568	(751,172)	0
PEO | Soistman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Flanders [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,591,170)	(10,878,273)
PEO | Flanders [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,140,166)	6,461,508
PEO | Flanders [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	5,595,151
PEO | Flanders [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(159,187)
PEO | Flanders [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Flanders [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			22,499	1,025,544
PEO | Flanders [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,162,665)	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,187,917)	(796,276)	(1,778,196)	(2,363,803)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,602,910	(144,883)	(609,558)	482,533
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,332,983	189,173	289,549	858,408
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,218	0	(247,149)	(339,948)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	259,881	18,673	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,818	(58,256)	(70,904)	(35,927)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (132,990)	$ (294,473)	$ (581,054)	$ 0